THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

                     Lincoln Life Variable Annuity Account N
                Lincoln New York Account N for Variable Annuities

                           Lincoln ChoicePlusSM Suite
                          Lincoln ChoicePlusSM II Suite

                 Supplement to the Prospectus dated May 1, 2006


After March 16, 2007, the Lincoln VIP Growth Fund ("Growth Fund") will not be available in your Lincoln ChoicePlusSM variable annuity contract. You must transfer all money out of the Growth Fund and into another fund prior to March 16, and no new purchase payments or transfers can go into the Growth Fund on or after March 16.

Service features such as dollar cost averaging, portfolio rebalancing or cross reinvestment which utilize the Growth Fund will need to be changed prior to March 16, 2007.

If you have any questions, please contact Lincoln ChoicePlusSM customer service at 888-868-2583.



                Please keep this supplement for future reference.